Bank Premises and Equipment	12 Months Ended
Dec. 31, 2021
Bank Premises and Equipment
Note 7. Bank Premises and Equipment

Note 7.  Bank Premises and Equipment

The major classes of bank premises and equipment and accumulated depreciation and amortization at December 31 were as follows:

	2021	2020

Buildings and improvements	$10,503,322	$10,421,580
Land and land improvements	2,663,549	2,663,549
Furniture and equipment	6,067,181	5,307,533
Leasehold improvements	824,605	824,605
Finance lease	4,018,377	588,347
Operating leases	1,417,859	1,417,859
Other prepaid assets	102,365	181,627
	25,597,258	21,405,100
Less accumulated depreciation and amortization	(11,829,930)	(11,195,231)
Net bank premises and equipment	$13,767,328	$10,209,869